Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 25,742,000	€ 27,695,000	€ 95,287,000	€ 94,927,000
Depreciation and amortisation expense	€ (178,781,000)	€ (177,783,000)	€ (534,017,000)	€ (553,764,000)